A3 Alternative Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 1.3%
12,500	Eagle Point Credit Co., Inc.	$88,875
1,500	OFS Credit Co., Inc.	13,620
2,500	Oxford Lane Capital Corp.	10,275
	TOTAL CLOSED-END FUNDS
	(Cost $125,313)	112,770

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 82.0%
	Government National Mortgage Association
$452,603	1.725%, 10/20/2062[1,2,3]	24,228
2,507,545	1.159%, 8/20/2063[1,2,3]	79,928
2,099,522	1.446%, 3/20/2064[1,2,3]	105,673
1,777,451	1.436%, 5/20/2064[1,2,3]	130,841
1,534,065	1.504%, 10/20/2064[1,2,3]	99,178
877,352	2.373%, 4/20/2065[1,2,3]	77,392
2,871,771	2.340%, 6/20/2065[1,2,3]	276,752
1,446,337	2.469%, 7/20/2065[1,2,3]	109,318
492,849	3.010%, 7/20/2065[1,2,3]	52,803
807,379	1.583%, 9/20/2065[1,2,3]	60,679
1,140,511	1.877%, 9/20/2065[1,2,3]	108,047
1,851,828	2.751%, 11/20/2065[1,2,3]	14,743
825,987	2.484%, 1/20/2066[1,2,3]	76,236
1,042,420	2.371%, 2/20/2066[1,2,3]	99,708
1,169,335	1.177%, 4/20/2066[1,2,3]	126,345
1,313,428	1.916%, 6/20/2066[1,2,4]	137,606
1,844,190	1.832%, 10/20/2066[1,2,3]	151,728
1,535,756	3.140%, 10/20/2066[1,2,3]	162,736
7,087,030	2.798%, 12/20/2066[1,2,3]	708,954
704,645	2.425%, 1/20/2067[1,2,3]	80,005
4,036,340	2.979%, 2/20/2067[1,2,3]	509,025
1,325,390	2.295%, 4/20/2067[1,2,3]	120,886
2,172,076	1.386%, 6/20/2067[1,2,3]	235,634
2,025,147	1.834%, 8/20/2067[1,2,3]	184,496
846,619	2.427%, 8/20/2067[1,2,3]	103,322
689,718	2.471%, 10/20/2067[1,2,3]	91,156
1,822,145	2.263%, 11/20/2067[1,2,3]	195,098
1,676,061	2.336%, 1/20/2068[1,2,3]	230,224
2,629,343	2.642%, 2/20/2068[1,2,3]	300,819
3,813,388	0.479%, 6/20/2069[1,2,3]	309,750
3,772,166	1.617%, 7/20/2069[1,2,3]	265,057
3,141,574	1.801%, 9/20/2069[1,2,3]	232,729
3,479,435	1.917%, 11/20/2069[1,2,3]	334,525
4,445,216	2.056%, 11/20/2069[1,2,3]	463,678

A3 Alternative Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$3,464,318	1.775%, 12/20/2069[1,2,3]	$293,510
3,559,681	1.799%, 12/20/2069[1,2,3]	327,028
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,259,031)	6,879,837
	CORPORATE BONDS — 2.4%
200,000	Cadence Series 14 Note 11.500%, 8/12/2020[5,6] 0x9C73ADDDa5B280C04b642Da694D2E12C3286757d, (Ethereum contract)	200,000
	TOTAL CORPORATE BONDS
	(Cost $200,000)	200,000

Number of Shares
	REAL ESTATE INVESTMENTS TRUSTS — 1.7%
11,100	AGNC Investment Corp. - REIT	143,190
	TOTAL REAL ESTATE INVESTMENTS TRUSTS
	(Cost $149,525)	143,190

Principal Amount
	SYNDICATED LOANS AND PARTICIPATIONS — 3.2%
	Global Merchant Cash, Inc.
$23,906	1.35, 11/4/2020[5,6,7,8]	18,948
21,175	1.39, 11/20/2020[5,6,7,8]	16,606
37,222	1.34, 11/22/2020[5,6,7,8]	29,722
35,411	1.34, 11/25/2020[5,6,7,8]	28,541
26,776	1.30, 12/9/2020[5,6,7,8]	20,494
65,100	1.40, 12/21/2020[5,6,7,8]	20,832
37,221	1.30, 1/27/2021[5,6,7,8]	29,204
69,062	1.30, 2/2/2021[5,6,7,8]	55,775
57,919	1.31, 3/16/2021[5,6,7,8]	45,541
	TOTAL SYNDICATED LOANS AND PARTICIPATIONS
	(Cost $297,840)	265,663

Number of Shares
	SHORT-TERM INVESTMENTS — 8.2%
687,784	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.07%[6,9]	$687,784
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $687,784)	687,784

A3 Alternative Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS — 98.8%
	(Cost $7,719,493)	8,289,244
	Other Assets Less Liabilities — 1.2%	100,922
	TOTAL NET ASSETS — 100.0%	$8,390,166

REIT – Real Estate Investment Trusts

[1]	Callable.
[2]	Interest-only security.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Restricted security. The total value of these securities is $465,663, which represents 5.55% of total net assets of the Fund.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,153,447, which represents 13.75% of total net assets of the Fund.
[7]	The Factor listed represents the repayment amount divided by the advance amount, quoted in a decimal format.
[8]	The Maturity Date listed is an estimate of the anticipated timing of full repayment.
[9]	The rate is the annualized seven-day yield at period end.